Supplemental Information About The Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables	12 Months Ended
Dec. 31, 2011
Supplemental Information About Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables [Abstract]
Supplemental Information About The Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables

NOTE 16. SUPPLEMENTAL INFORMATION ABOUT THE CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR LOSSES ON FINANCING RECEIVABLES

We provide further detailed information about the credit quality of our Commercial, Real Estate and Consumer financing receivables portfolios. For each portfolio, we describe the characteristics of the financing receivables and provide information about collateral, payment performance, credit quality indicators, and impairment. We manage these portfolios using delinquency and nonearning data as key performance indicators. The categories used within this section such as impaired loans, TDR and nonaccrual financing receivables are defined by the authoritative guidance and we base our categorization on the related scope and definitions contained in the related standards. The categories of nonearning and delinquent are defined by us and are used in our process for managing our financing receivables. Definitions of these categories are provided in Note 1.

COMMERCIAL

Financing Receivables and Allowance for Losses

The following table provides further information about general and specific reserves related to Commercial financing receivables.

Commercial	Financing receivables at
	December 31,	December 31,
(In millions)	2011	2010

CLL
Americas(a)	$80,505	$88,558
Europe	36,899	37,498
Asia	11,635	11,943
Other(a)	436	664
Total CLL	129,475	138,663

Energy Financial Services	5,912	7,011

GECAS	11,901	12,615

Other	1,282	1,788

Total Commercial financing receivables, before allowance for losses	$148,570	$160,077

Non-impaired financing receivables	$142,908	$154,257
General reserves	718	1,014

Impaired loans	5,662	5,820
Specific reserves	812	1,031

  During 2011, we transferred our Railcar lending and leasing portfolio from CLL Other to CLL Americas. Prior-period amounts were reclassified to conform to the current-period presentation.

Past Due Financing Receivables

The following table displays payment performance of Commercial financing receivables.

	At
Commercial	December 31, 2011		December 31, 2010
	Over 30 days	Over 90 days	Over 30 days	Over 90 days
	past due	past due	past due	past due

CLL
Americas	1.3%	0.8%	1.2%	0.8%
Europe	3.8	2.1	4.2	2.3
Asia	1.3	1.0	2.2	1.4
Other	2.0	0.1	2.4	1.2
Total CLL	2.0	1.2	2.1	1.3

Energy Financial Services	0.3	0.3	0.9	0.8

GECAS	0.0	0.0	0.0	0.0

Other	3.7	3.5	5.8	5.5

Total	1.8	1.1	1.9	1.2

Nonaccrual Financing Receivables

The following table provides further information about Commercial financing receivables that are classified as nonaccrual. Of our $4,718 million and $5,463 million of nonaccrual financing receivables at December 31, 2011 and December 31, 2010, respectively, $1,227 million and $1,016 million are currently paying in accordance with their contractual terms, respectively.

Commercial	Nonaccrual financing		Nonearning financing
	receivables at		receivables at
	December 31,	December 31,	December 31,	December 31,
(Dollars in millions)	2011	2010	2011	2010

CLL
Americas	$2,417	$3,208	$1,862	$2,573
Europe	1,599	1,415	1,167	1,241
Asia	428	616	269	406
Other	68	7	11	6
Total CLL	4,512	5,246	3,309	4,226

Energy Financial Services	22	78	22	62

GECAS	69	0	55	0

Other	115	139	65	102
Total	$4,718	$5,463	$3,451	$4,390

Allowance for losses percentage	32.4%	37.4%	44.3%	46.6%

Impaired Loans

The following table provides information about loans classified as impaired and specific reserves related to Commercial.

Commercial(a)	With no specific allowance			With a specific allowance
	Recorded	Unpaid	Average	Recorded	Unpaid		Average
	investment	principal	investment in	investment	principal	Associated	investment in
(In millions)	in loans	balance	loans	in loans	balance	allowance	loans

December 31, 2011

CLL
Americas	$2,136	$2,219	$2,128	$1,367	$1,415	$425	$1,468
Europe	936	1,060	1,001	730	717	263	602
Asia	85	83	94	156	128	84	214
Other	54	58	13	11	11	2	5
Total CLL	3,211	3,420	3,236	2,264	2,271	774	2,289
Energy Financial Services	4	4	20	18	18	9	87
GECAS	28	28	59	0	0	0	11
Other	62	63	67	75	75	29	97
Total	$3,305	$3,515	$3,382	$2,357	$2,364	$812	$2,484

December 31, 2010

CLL
Americas	$2,030	$2,127	$1,547	$1,699	$1,744	$589	$1,754
Europe	802	674	629	566	566	267	563
Asia	119	117	117	338	303	132	334
Other	0	0	9	0	0	0	0
Total CLL	2,951	2,918	2,302	2,603	2,613	988	2,651
Energy Financial Services	54	61	76	24	24	6	70
GECAS	24	24	50	0	0	0	31
Other	58	57	30	106	99	37	82
Total	$3,087	$3,060	$2,458	$2,733	$2,736	$1,031	$2,834

  We recognized $193 million and $88 million of interest income, including $59 million and $39 million on a cash basis, for the years ended December 31, 2011 and 2010, respectively, principally in our CLL Americas business. The total average investment in impaired loans for the years ended December 31, 2011 and 2010 was $5,866 million and $5,292 million, respectively.

Impaired loans classified as TDRs in our CLL business were $3,642 million and $2,911 million at December 31, 2011 and 2010, respectively, and were primarily attributable to CLL Americas ($2,746 million and $2,347 million, respectively). For the year ended December 31, 2011, we modified $1,856 million of loans classified as TDRs, primarily in CLL Americas ($1,105 million) and CLL EMEA ($646 million). Changes to these loans primarily included debt to equity exchange, extensions, interest only payment periods and forbearance or other actions, which are in addition to, or sometimes in lieu of, fees and rate increases. Of our modifications classified as TDRs in the last year, $101 million have subsequently experienced a payment default.

Credit Quality Indicators

Substantially all of our Commercial financing receivables portfolio is secured lending and we assess the overall quality of the portfolio based on the potential risk of loss measure. The metric incorporates both the borrower's credit quality along with any related collateral protection.

Our internal risk ratings process is an important source of information in determining our allowance for losses and represents a comprehensive, statistically validated approach to evaluate risk in our financing receivables portfolios. In deriving our internal risk ratings, we stratify our Commercial portfolios into twenty-one categories of default risk and/or six categories of loss given default to group into three categories: A, B and C. Our process starts by developing an internal risk rating for our borrowers, which are based upon our proprietary models using data derived from borrower financial statements, agency ratings, payment history information, equity prices and other commercial borrower characteristics. We then evaluate the potential risk of loss for the specific lending transaction in the event of borrower default, which takes into account such factors as applicable collateral value, historical loss and recovery rates for similar transactions, and our collection capabilities. Our internal risk ratings process and the models we use are subject to regular monitoring and validation controls. The frequency of rating updates is set by our credit risk policy, which requires annual Audit Committee approval. The models are updated on a regular basis and statistically validated annually, or more frequently as circumstances warrant.

The table below summarizes our Commercial financing receivables by risk category. As described above, financing receivables are assigned one of twenty-one risk ratings based on our process and then these are grouped by similar characteristics into three categories in the table below. Category A is characterized by either high credit quality borrowers or transactions with significant collateral coverage which substantially reduces or eliminates the risk of loss in the event of borrower default. Category B is characterized by borrowers with weaker credit quality than those in Category A, or transactions with moderately strong collateral coverage which minimizes but may not fully mitigate the risk of loss in the event of default. Category C is characterized by borrowers with higher levels of default risk relative to our overall portfolio or transactions where collateral coverage may not fully mitigate a loss in the event of default.

Commercial	Secured
(In millions)	A	B	C	Total

December 31, 2011

CLL
Americas(a)	$73,103	$2,816	$4,586	$80,505
Europe	33,481	1,080	1,002	35,563
Asia	10,644	116	685	11,445
Other(a)	345	0	91	436
Total CLL	117,573	4,012	6,364	127,949

Energy Financial Services	5,727	24	18	5,769

GECAS	10,881	970	50	11,901

Other	1,282	0	0	1,282
Total	$135,463	$5,006	$6,432	$146,901

December 31, 2010

CLL
Americas(a)	$78,939	$4,103	$5,516	$88,558
Europe	33,642	840	1,262	35,744
Asia	10,777	199	766	11,742
Other(a)	544	66	54	664
Total CLL	123,902	5,208	7,598	136,708

Energy Financial Services	6,775	183	53	7,011

GECAS	11,034	1,193	388	12,615

Other	1,788	0	0	1,788
Total	$143,499	$6,584	$8,039	$158,122

  During 2011, we transferred our Railcar lending and leasing portfolio from CLL Other to CLL Americas. Prior-period amounts were reclassified to conform to the current-period presentation.

For our secured financing receivables portfolio, our collateral position and ability to work out problem accounts mitigates our losses. Our asset managers have deep industry expertise that enables us to identify the optimum approach to default situations. We price risk premiums for weaker credits at origination, closely monitor changes in creditworthiness through our risk ratings and watch list process, and are engaged early with deteriorating credits to minimize economic loss. Secured financing receivables within risk Category C are predominantly in our CLL businesses and are primarily composed of senior term lending facilities and factoring programs secured by various asset types including inventory, accounts receivable, cash, equipment and related business facilities as well as franchise finance activities secured by underlying equipment.

Loans within Category C are reviewed and monitored regularly, and classified as impaired when it is probable that they will not pay in accordance with contractual terms. Our internal risk rating process identifies credits warranting closer monitoring; and as such, these loans are not necessarily classified as nonearning or impaired.

Substantially all of our unsecured Commercial financing receivables portfolio is attributable to our Interbanca S.p.A. and GE Sanyo Credit acquisitions in Europe and Asia, respectively. At December 31, 2011 and December 31, 2010, these financing receivables included $325 million and $208 million rated A, $748 million and $964 million rated B, and $596 million and $783 million rated C, respectively.

REAL ESTATE

Financing Receivables and Allowance for Losses

The following table provides further information about general and specific reserves related to Real Estate financing receivables.

Real Estate	Financing receivables at
	December 31,	December 31,
(In millions)	2011	2010

Debt	$24,501	$30,249
Business Properties	8,248	9,962

Total Real Estate financing receivables, before allowance for losses	$32,749	$40,211

Non-impaired financing receivables	$24,002	$30,394
General reserves	267	338

Impaired loans	8,747	9,817
Specific reserves	822	1,150

Past Due Financing Receivables

The following table displays payment performance of Real Estate financing receivables.

	At
Real Estate	December 31, 2011		December 31, 2010
	Over 30 days	Over 90 days	Over 30 days	Over 90 days
	past due	past due	past due	past due

Debt	2.4%	2.3%	4.3%	4.1%
Business Properties	3.9	3.0	4.6	3.9
Total	2.8	2.5	4.4	4.0

Nonaccrual Financing Receivables

The following table provides further information about Real Estate financing receivables that are classified as nonaccrual. Of our $6,949 million and $9,719 million of nonaccrual financing receivables at December 31, 2011 and December 31, 2010, respectively, $6,061 million and $7,888 million are currently paying in accordance with their contractual terms, respectively.

Real Estate	Nonaccrual financing		Nonearning financing
	receivables at		receivables at
	December 31,	December 31,	December 31,	December 31,
(Dollars in millions)	2011	2010	2011	2010

Debt	$6,351	$9,039	$541	$961
Business Properties	598	680	249	386
Total	$6,949	$9,719	$790	$1,347

Allowance for losses percentage	15.7%	15.3%	137.8%	110.5%

Impaired Loans

The following table provides information about loans classified as impaired and specific reserves related to Real Estate.

Real Estate(a)	With no specific allowance			With a specific allowance
	Recorded	Unpaid	Average	Recorded	Unpaid		Average
	investment	principal	investment	investment	principal	Associated	investment
(In millions)	in loans	balance	in loans	in loans	balance	allowance	in loans

December 31, 2011

Debt	$3,558	$3,614	$3,568	$4,560	$4,652	$717	$5,435
Business Properties	232	232	215	397	397	105	460
Total	$3,790	$3,846	$3,783	$4,957	$5,049	$822	$5,895

December 31, 2010

Debt	$2,814	$2,873	$1,598	$6,323	$6,498	$1,007	$6,116
Business Properties	191	213	141	489	476	143	382
Total	$3,005	$3,086	$1,739	$6,812	$6,974	$1,150	$6,498

  We recognized $399 million and $189 million of interest income, including $339 million and $189 million on a cash basis, for the years ended December 31, 2011 and 2010, respectively, principally in our Real Estate-Debt portfolio. The total average investment in impaired loans for the years ended December 31, 2011 and 2010 was $9,678 million and $8,237 million, respectively.

Real Estate TDRs increased from $4,866 million at December 31, 2010 to $7,006 million at December 31, 2011, primarily driven by loans scheduled to mature during 2011, some of which were modified during 2011 and classified as TDRs upon modification. We deem loan modifications to be TDRs when we have granted a concession to a borrower experiencing financial difficulty and we do not receive adequate compensation in the form of an effective interest rate that is at current market rates of interest given the risk characteristics of the loan or other consideration that compensates us for the value of the concession. The limited liquidity and higher return requirements in the real estate market for loans with higher loan-to-value (LTV) ratios has typically resulted in the conclusion that the modified terms are not at current market rates of interest, even if the modified loans are expected to be fully recoverable. For the year ended December 31, 2011, we modified $3,965 million of loans classified as TDRs, substantially all in our Debt portfolio. Changes to these loans primarily included maturity extensions, principal payment acceleration, changes to collateral or covenant terms and cash sweeps, which are in addition to, or sometimes in lieu of, fees and rate increases. Of our modifications classified as TDRs in the last year, $140 million have subsequently experienced a payment default.

Credit Quality Indicators

Due to the primarily non-recourse nature of our Debt portfolio, loan-to-value ratios provide the best indicators of the credit quality of the portfolio. By contrast, the credit quality of the Business Properties portfolio is primarily influenced by the strength of the borrower's general credit quality, which is reflected in our internal risk rating process, consistent with the process we use for our Commercial portfolio.

	Loan-to-value ratio at
	December 31, 2011			December 31, 2010
	Less than	80% to	Greater than	Less than	80% to	Greater than
(In millions)	80%	95%	95%	80%	95%	95%

Debt	$14,454	$4,593	$5,454	$12,362	$9,392	$8,495

	Internal Risk Rating at
	December 31, 2011			December 31, 2010
(In millions)	A	B	C	A	B	C

Business Properties	$7,628	$110	$510	$8,746	$437	$779

Within Real Estate-Debt, these financing receivables are primarily concentrated in our North American and European Lending platforms and are secured by various property types. A substantial majority of the Real Estate-Debt financing receivables with loan-to-value ratios greater than 95% are paying in accordance with contractual terms. Substantially all of these loans and substantially all of the Real Estate-Business Properties financing receivables included in Category C are impaired loans which are subject to the specific reserve evaluation process described in Note 1. The ultimate recoverability of impaired loans is driven by collection strategies that do not necessarily depend on the sale of the underlying collateral and include full or partial repayments through third-party refinancing and restructurings.

CONSUMER

At December 31, 2011, our U.S. consumer financing receivables included private-label credit card and sales financing for approximately 56 million customers across the U.S. with no metropolitan area accounting for more than 5% of the portfolio. Of the total U.S. consumer financing receivables, approximately 65% relate to credit card loans, which are often subject to profit and loss sharing arrangements with the retailer (which are recorded in revenues), and the remaining 35% are sales finance receivables, which provide financing to customers in areas such as electronics, recreation, medical and home improvement.

Financing Receivables and Allowance for Losses

The following table provides further information about general and specific reserves related to Consumer financing receivables.

Consumer	Financing receivables at
	December 31,	December 31,
(In millions)	2011	2010

Non-U.S. residential mortgages	$35,550	$39,269
Non-U.S. installment and revolving credit	18,544	20,132
U.S. installment and revolving credit	46,689	43,974
Non-U.S. auto	5,691	7,558
Other	7,244	8,304
Total Consumer financing receivables, before allowance for losses	$113,718	$119,237

Non-impaired financing receivables	$110,825	$116,881
General reserves	2,891	3,866

Impaired loans	2,893	2,356
Specific reserves	680	520

Past Due Financing Receivables

The following table displays payment performance of Consumer financing receivables.

	At
Consumer	December 31, 2011		December 31, 2010
	Over 30 days	Over 90 days	Over 30 days	Over 90 days
	past due	past due(a)	past due	past due(a)

Non-U.S. residential mortgages	12.3%	7.9%	12.9%	8.2%
Non-U.S. installment and revolving credit	4.1	1.2	4.5	1.3
U.S. installment and revolving credit	5.0	2.2	6.2	2.8
Non-U.S. auto	3.1	0.5	3.3	0.6
Other	3.5	2.0	4.2	2.3
Total	6.9	3.7	7.8	4.2

  Included $45 million and $65 million of loans at December 31, 2011 and December 31, 2010, respectively, which are over 90 days past due and accruing interest, mainly representing accretion on loans acquired at a discount.

Nonaccrual Financing Receivables

The following table provides further information about Consumer financing receivables that are classified as nonaccrual.

	Nonaccrual financing		Nonearning financing
Consumer	receivables at		receivables at
	December 31,	December 31,	December 31,	December 31,
(Dollars in millions)	2011	2010	2011	2010

Non-U.S. residential mortgages	$2,995	$3,501	$2,870	$3,252
Non-U.S. installment and revolving credit	321	302	263	289
U.S. installment and revolving credit	990	1,201	990	1,201
Non-U.S. auto	43	46	43	46
Other	487	600	419	478
Total	$4,836	$5,650	$4,585	$5,266

Allowance for losses percentage	73.8%	77.6%	77.9%	83.3%

Impaired Loans

The vast majority of our Consumer nonaccrual financing receivables are smaller balance homogeneous loans evaluated collectively, by portfolio, for impairment and therefore are outside the scope of the disclosure requirement for impaired loans. Accordingly, impaired loans in our Consumer business represent restructured smaller balance homogeneous loans meeting the definition of a TDR, and are therefore subject to the disclosure requirement for impaired loans, and commercial loans in our Consumer–Other portfolio. The recorded investment of these impaired loans totaled $2,893 million (with an unpaid principal balance of $2,488 million) and comprised $69 million with no specific allowance, primarily all in our Consumer–Other portfolio, and $2,824 million with a specific allowance of $680 million at December 31, 2011. The impaired loans with a specific allowance included $369 million with a specific allowance of $102 million in our Consumer–Other portfolio and $2,455 million with a specific allowance of $578 million across the remaining Consumer business and had an unpaid principal balance and average investment of $2,053 million and $2,150 million, respectively, at December 31, 2011. We recognized $141 million and $114 million of interest income, including $15 million and $30 million on a cash basis, for the years ended December 31, 2011 and 2010, respectively, principally in our Consumer–Non-U.S. and U.S. installment and revolving credit portfolios. The total average investment in impaired loans for the years ended December 31, 2011 and 2010 was $2,623 million and $1,854 million, respectively.

Impaired loans classified as TDRs in our Consumer business were $2,723 million and $2,064 million at December 31, 2011 and 2010, respectively. We utilize certain loan modification programs for borrowers experiencing financial difficulties in our Consumer loan portfolio. These loan modification programs primarily include interest rate reductions and payment deferrals in excess of three months, which were not part of the terms of the original contract, and are primarily concentrated in our non-U.S. residential mortgage and U.S. credit card portfolios. For the year ended December 31, 2011, we modified $1,924 million of consumer loans for borrowers experiencing financial difficulties, which are classified as TDRs, and included $974 million of non-U.S. consumer loans, primarily residential mortgages, credit cards and personal loans and approximately $950 million of credit card loans in the U.S. We expect borrowers whose loans have been modified under these programs to continue to be able to meet their contractual obligations upon the conclusion of the modification. For loans modified as TDRs in the last year, $240 million have subsequently experienced a payment default, primarily in our U.S. credit card and non-U.S. residential mortgage portfolios.

Credit Quality Indicators

Our Consumer financing receivables portfolio comprises both secured and unsecured lending. Secured financing receivables comprise residential loans and lending to small and medium-sized enterprises predominantly secured by auto and equipment, inventory finance and cash flow loans. Unsecured financing receivables include private-label credit card financing. A substantial majority of these cards are not for general use and are limited to the products and services sold by the retailer. The private label portfolio is diverse with no metropolitan area accounting for more than 5% of the related portfolio.

Non-U.S. residential mortgages

For our secured non-U.S. residential mortgage book, we assess the overall credit quality of the portfolio through loan-to-value ratios (the ratio of the outstanding debt on a property to the value of that property at origination). In the event of default and repossession of the underlying collateral, we have the ability to remarket and sell the properties to eliminate or mitigate the potential risk of loss. The table below provides additional information about our non-U.S. residential mortgages based on loan-to-value ratios.

	Loan-to-value ratio at
	December 31, 2011			December 31, 2010
	80% or	Greater than	Greater than	80% or	Greater than	Greater than
(In millions)	less	80% to 90%	90%	less	80% to 90%	90%

Non-U.S. residential mortgages	$19,834	$6,087	$9,629	$21,812	$6,920	$10,537

The majority of these financing receivables are in our U.K. and France portfolios and have re-indexed loan-to-value ratios of 84% and 56%, respectively. We have third-party mortgage insurance for approximately 68% of the balance of Consumer non-U.S. residential mortgage loans with loan-to-value ratios greater than 90% at December 31, 2011. Such loans were primarily originated in the U.K. and France.

Installment and Revolving Credit

For our unsecured lending products, including the non-U.S. and U.S. installment and revolving credit and non-U.S. auto portfolios, we assess overall credit quality using internal and external credit scores. Our internal credit scores imply a probability of default which we consistently translate into three approximate credit bureau equivalent credit score categories, including (a) 681 or higher which are considered the strongest credits; (b) 615 to 680, considered moderate credit risk; and (c) 614 or less, which are considered weaker credits.

	Internal ratings translated to approximate credit bureau equivalent score at
	December 31, 2011			December 31, 2010
	681 or	615 to	614 or	681 or	615 to	614 or
(In millions)	higher	680	less	higher	680	less

Non-U.S. installment and
revolving credit	$9,913	$4,838	$3,793	$10,192	$5,749	$4,191
U.S. installment and
revolving credit	28,918	9,398	8,373	25,940	8,846	9,188
Non-U.S. auto	3,927	1,092	672	5,379	1,330	849

Of those financing receivable accounts with credit bureau equivalent scores of 614 or less at December 31, 2011, 95% relate to installment and revolving credit accounts. These smaller balance accounts have an average outstanding balance less than one thousand U.S. dollars and are primarily concentrated in our retail card and sales finance receivables in the U.S. (which are often subject to profit and loss sharing arrangements), and closed-end loans outside the U.S., which minimizes the potential for loss in the event of default. For lower credit scores, we adequately price for the incremental risk at origination and monitor credit migration through our risk ratings process. We continuously adjust our credit line underwriting management and collection strategies based on customer behavior and risk profile changes.

Consumer – Other

Secured lending in Consumer – Other comprises loans to small and medium-sized enterprises predominantly secured by auto and equipment, inventory finance and cash flow loans. We develop our internal risk ratings for this portfolio in a manner consistent with the process used to develop our Commercial credit quality indicators, described above. We use the borrower's credit quality and underlying collateral strength to determine the potential risk of loss from these activities.

At December 31, 2011, Consumer – Other financing receivables of $5,580 million, $757 million and $907 million were rated A, B, and C, respectively. At December 31, 2010, Consumer – Other financing receivables of $6,415 million, $822 million and $1,067 million were rated A, B, and C, respectively.